DERIVATIVE WARRANTS LIABILITY	12 Months Ended
Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
DERIVATIVE WARRANTS LIABILITY
NOTE 10:	DERIVATIVE WARRANTS LIABILITY

Issued to investors	December 31,
	2024	2023
Outstanding at January 1	$-	$-
Issued to investors	1,000	3,786
Exercised	-	(1,473)
Changes in fair value	(798)	(2,313)

Outstanding at December 31	$202	$-

See note 14.c. for additional information on the derivative warrants issued.

The Company used the Black-Scholes valuation model to estimate fair value of these warrants. In using this model, the Company made certain assumptions about risk-free interest rates, dividend yields, expected stock price volatility, expected term of the warrants and other assumptions. Expected volatility was calculated based upon historical volatility of the Company. Risk-free interest rates are derived from the yield on U.S. Treasury debt securities. Dividend yields are based on historical dividend payments, which have been zero to date. The expected term of the warrants is based on the time to expiration of the warrants from the measurement date.

The following table summarizes the observable inputs used in the valuation of the warrants issued on January 19, 2024:

	January 19,	December 31,
	2024	2024
Risk-free interest rate	4.39%	4.16%
Dividend yield	0%	0%
Volatility factor	287%	123%
Expected life of the warrants in years	2.00	1.05